Leasing Arrangements - Annual Lease Obligations (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Finance Leases
2022	$ 8,948
2023	8,655
2024	7,307
2025	6,395
2026	6,483
2027	26,018
Total undiscounted fixed minimum lease cost payments	63,806
Less amount representing lease incentive receivables	0
Less amount representing interest	(20,736)
Present value of future lease payments	43,070
Less current portion of lease obligation	(5,105)	$ (4,851)
Total long-term lease obligation	37,965	43,332
Operating Leases
2022	2,475,445
2023	2,481,214
2024	2,540,304
2025	2,561,026
2026	2,588,515
2027	19,057,245
Total undiscounted fixed minimum lease cost payments	31,703,749
Less amount representing lease incentive receivables	(397,791)
Less amount representing interest	(12,530,335)
Present value of future lease payments	18,775,623
Less current portion of lease obligation	(887,962)	(842,680)
Total long-term lease obligation	17,887,661	20,220,274
Total
2022	2,484,393
2023	2,489,869
2024	2,547,611
2025	2,567,421
2026	2,594,998
2027	19,083,263
Total undiscounted fixed minimum lease cost payments	31,767,555
Less amount representing lease incentive receivables	(397,791)
Less amount representing interest	(12,551,071)
Total lease obligations	18,818,693	21,111,137
Less current portion of lease obligation	(893,067)	(847,531)
Total non-current liabilities	$ 17,925,626	$ 20,263,606